Vendor Notes Receivable - Schedule of Disposition of Collateral (Details) (10-K) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 20, 2017	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Vendor advances receivable						$ (96,552)
Accounts receivable						(20,965)
Inventories			$ 165,120			$ (644,447)
Advanced Tactical Armament Concepts, LLC [Member]
Notes Receivable	$ (2,585,000)
Vendor advances receivable	96,552
Accounts receivable	20,965
Inventories	644,447
Equipment	543,115
Loss on notes receivable	1,279,921
Notes receivable